CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (27,867)	$ 49,411	$ (21,971)
Adjustments to reconcile net income to cash flows from operating activities:
Depreciation and amortization	17,384	17,630	18,181
Noncash amortization of debt financing costs	337	303	350
Pension plan settlement	0	2,942	9,202
Shared-based compensation expense	3,900	3,846	5,805
Deferred income tax expense (benefit)	24,041	(20,699)	12,480
Noncash (gain) loss on derivative contracts	(1,036)	(535)	(43)
Gain on sale of assets	(3,544)	0	0
Loss on extinguishment of debt	509	0	921
Settlement of derivative agreement	0	0	3,900
Loss on sale of Industrial Automation segment	7,856	0	0
Gain on sale of Cab structures business	(28,754)	0	0
Change in other operating items:
Accounts receivable	10,703	18,819	19,173
Inventories	(13,042)	15,000	(3,675)
Prepaid expenses	794	(5,123)	966
Accounts payable	2,825	(44,079)	21,842
Accrued liabilities	(9,131)	11,078	(912)
Cloud computing arrangements	(1,755)	(800)	(1,004)
Income taxes payable	(4,716)	(3,635)	155
Other operating activities, net	(11,956)	(5,882)	3,577
Net cash provided by (used in) operating activities	(33,452)	38,276	68,947
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(18,520)	(19,696)	(19,710)
Proceeds from disposal/sale of property, plant and equipment	4,455	0	0
Proceeds from sale of business	44,961	0	0
Net cash provided by (used in) investing activities	30,896	(19,696)	(19,710)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under term loan facility	0	0	30,625
Repayment of term loan facility	(56,563)	(10,938)	(24,375)
Borrowings under revolving credit facility	89,000	25,000	65,200
Repayment of revolving credit facility	(38,500)	(25,000)	(114,600)
Borrowings under China credit facility	0	4,368	0
Repayment of China credit facility	0	(4,368)	0
Surrender of common stock by employees	(318)	(1,636)	(1,342)
Debt extinguishment payments and early payment fees on debt	(416)	0	0
Debt issuance and amendment costs	(218)	0	(648)
Contingent consideration payment	0	0	(4,750)
Other financing activities, net	(107)	(155)	(201)
Net cash provided by (used in) financing activities	(7,122)	(12,729)	(50,091)
EFFECT OF CURRENCY EXCHANGE RATE CHANGES ON CASH	(1,540)	172	(2,279)
NET (DECREASE) INCREASE IN CASH	(11,218)	6,023	(3,133)
CASH:
Beginning of period	37,848	31,825	34,958
End of period	$ 26,630	$ 37,848	$ 31,825